Acquisitions (Details 1) (NGAS [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
NGAS [Member]
Fair value of total purchase price:
Common stock issued	$ 53,017
Senior credit facility paid off at closing	33,282
NGAS 6% convertible notes paid off in cash at closing	13,683
Contract payment in cash	12,929
Other long-term debt assumed	6,160
350,626 shares of common stock issued for change in control payments at $7.99 per share	2,802
Tax on change of control payments paid in cash	1,363
Common stock warrants settled in cash	1,044
Common stock warrants issued in conversion of NGAS warrants	190
Total	124,470
Amounts recognized for assets acquired and liabilities assumed:
Working capital (deficit) assumed	(11,028)
Oil and gas properties	135,121
Equipment and other fixed assets	9,055
Asset retirement obligation	(8,678)
Total	124,470
Working capital deficit assumed:
Cash	1,908
Accounts receivable	3,662
Prepaid Expenses	416
Inventory	278
Accounts payable	(9,009)
Revenue payable	(1,547)
Payroll tax payable	(206)
Advances	(3,751)
Deferred compensation	(379)
Accrued liabilities	(2,400)
Working capital (deficit) assumed	$ (11,028)